UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment { }; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson                Minnetonka, MN                11/10/2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        57
Form 13F Information Table Value Total:              $943,732,097


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name
1           28-02510                    Roxbury Capital Management, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                         TITLE         CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                          OF CLASS                             PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------    ------------- ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYSTEMS INC               COM           00724F101  18,053,804    690,394  SH          SOLE                 690,394
AMERICAN TOWER CORP CL A        CL A          029912201  41,945,802    818,295  SH          SOLE                 818,295
ANHEUSER BUSCH INBEV SA/NV SPO  SPONSORED ADR 03524A108  17,930,207    305,195  SH          SOLE                 305,195
AUTODESK INC                    COM           052769106   5,522,370    172,736  SH          SOLE                 172,736
BAXTER INTERNATIONAL INC        COM           071813109  18,191,727    381,298  SH          SOLE                 381,298
BERKSHIRE HATHAWAY INC DEL CL   CL B NEW      084670702  31,927,956    386,163  SH          SOLE                 386,163
C H ROBINSON WORLDWIDE INC      COM NEW       12541W209   3,829,170     54,765  SH          SOLE                  54,765
C R BARD INC                    COM           067383109  21,075,142    258,813  SH          SOLE                 258,813
CHEVRONTEXACO CORP              COM           166764100  23,608,730    291,286  SH          SOLE                 291,286
CISCO SYSTEMS                   COM           17275R102  18,395,190    839,963  SH          SOLE                 839,963
COLGATE PALMOLIVE               COM           194162103  18,854,681    245,312  SH          SOLE                 245,312
CONSOLIDATED TOMOKA LD CO       COM           210226106   1,929,128     67,665  SH          SOLE                  67,665
CONTANGO OIL & GAS COMPANY      COM NEW       21075N204   2,622,365     52,280  SH          SOLE                  52,280
CORELOGIC INC COM               COM           21871D103  10,795,222    563,425  SH          SOLE                 563,425
ECOLAB INC                      COM           278865100   6,614,010    130,351  SH          SOLE                 130,351
EXXON MOBIL CORPORATION         COM           30231G102  31,502,396    509,830  SH          SOLE                 509,830
FEDEX CORP                      COM           31428X106  11,901,601    139,200  SH          SOLE                 139,200
FIRST AMERN FINL CORP COM       COM           31847R102  28,064,954  1,878,511  SH          SOLE               1,878,511
FOSTER WHEELER AG COM           COM           H27178104   4,013,397    164,080  SH          SOLE                 164,080
GENERAL DYNAMICS                COM           369550108  20,310,430    323,363  SH          SOLE                 323,363
GOOGLE INC CL A                 CL A          38259P508  12,215,679     23,233  SH          SOLE                  23,233
HEWLETT PACKARD                 COM           428236103  25,071,448    595,946  SH          SOLE                 595,946
INTEL CORP                      COM           458140100  19,729,613  1,027,584  SH          SOLE               1,027,584
JACOBS ENGINEERING GROUP        COM           469814107  16,290,920    420,954  SH          SOLE                 420,954
JOHNSON & JOHNSON               COM           478160104  26,371,539    425,622  SH          SOLE                 425,622
LEGG MASON INC                  COM           524901105  19,423,799    640,838  SH          SOLE                 640,838
LOWE'S COS                      COM           548661107  27,669,067  1,241,322  SH          SOLE               1,241,322
MASTERCARD INC CL A             CL A          57636Q104   1,996,064      8,911  SH          SOLE                   8,911
MAXIM INTEGRATED PRODUCTS       COM           57772K101  20,986,453  1,133,790  SH          SOLE               1,133,790
MICROCHIP TECHNOLOGY            COM           595017104   4,188,101    133,167  SH          SOLE                 133,167
MICROSOFT CORP                  COM           594918104  29,786,428  1,216,269  SH          SOLE               1,216,269
NETAPP INC                      COM           64110D104   3,620,480     72,715  SH          SOLE                  72,715
NOBLE CORPORATION               NAMEN -AKT    H5833N103   3,611,914    106,893  SH          SOLE                 106,893
NOVARTIS ADR                    SPONSORED ADR 66987V109  28,914,930    501,386  SH          SOLE                 501,386
OMNICOM GROUP                   COM           681919106  31,503,578    797,963  SH          SOLE                 797,963
ORACLE CORP                     COM           68389X105  25,465,534    948,437  SH          SOLE                 948,437
PAYCHEX INC                     COM           704326107  17,547,443    638,321  SH          SOLE                 638,321
PEOPLE'S UNITED FINL INC        COM           712704105   4,163,196    318,044  SH          SOLE                 318,044
PETSMART INC                    COM           716768106   4,621,085    132,031  SH          SOLE                 132,031
PRAXAIR INC                     COM           74005P104  18,273,679    202,456  SH          SOLE                 202,456
PROCTER & GAMBLE                COM           742718109    17157177     286096  SH          SOLE                 286,096
QUALCOMM                        COM           747525103    28259985     626156  SH          SOLE                 626,156
S E I INVESTMENTS CO            COM           784117103  12,748,644    626,777  SH          SOLE                 626,777
SBA COMMUNICATIONS CORP         COM           78388J106     8508620     211132  SH          SOLE                 211,132
ST JOE CO                       COM           790148100   3,969,327    159,603  SH          SOLE                 159,603
ST JUDE MEDICAL CENTER INC      COM           790849103  22,385,364    569,023  SH          SOLE                 569,023
STERICYCLE INC                  COM           858912108  35,137,147    505,716  SH          SOLE                 505,716
SYSCO CORP                      COM           871829107  28,075,031    984,398  SH          SOLE                 984,398
TARGET CORP                     COM           87612E106  17,962,627    336,127  SH          SOLE                 336,127
THERMO FISHER SCIENTIFIC INC    COM           883556102  30,945,946    646,323  SH          SOLE                 646,323
TOLL BROS INC                   COM           889478103   2,676,400    140,715  SH          SOLE                 140,715
TRANSDIGM GROUP INC             COM           893641100   2,275,746     36,676  SH          SOLE                  36,676
UNILEVER N V - NY SHARES        N Y SHS NEW   904784709  15,669,431    524,412  SH          SOLE                 524,412
UNITED TECHNOLOGIES CORP        COM           913017109  19,337,662    271,482  SH          SOLE                 271,482
VISA INC CL A                   COM CL A      92826C839  10,553,683    142,118  SH          SOLE                 142,118
WEATHERFORD INTERNATIONAL LTD   REG           H27013103   2,764,421    161,662  SH          SOLE                 161,662
WELLS FARGO & CO                COM           949746101   6,765,654    269,387  SH          SOLE                 269,387